Commitments and Contingencies - Additional Information - Redeemable Non-Controlling Interest (Detail) - TOTAL EQUITY Non-controlling Interests [Member] - Teekay Offshore [Member] $ in Millions	12 Months Ended
Dec. 31, 2010 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Value of shuttle tanker contributed by unrelated party in exchange of equity interest in subsidiary	$ 35.0
Ownership percentage	67.00%
Percentage of non-controlling interest owner's share	33.00%